LEASES (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Right-of-use assets	$ 179,906	$ 188,770
Current operating lease liabilities	36,987	36,369
Non-current operating lease liabilities	$ 142,919	$ 152,401